Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2025
Property, Equipment and Software, Net
Property, Equipment and Software, Net
8.	Property, Equipment and Software, Net

Property, equipment and software, net, consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Computer and electronic equipment	21,529	23,063
Office furniture and equipment	2,363	3,179
Leasehold improvements	46,261	49,705
Software	31,022	31,178
Office buildings	212,804	234,983
Total	313,979	342,108
Less: accumulated depreciation	(73,955)	(86,410)
Property, equipment and software, net	240,024	255,698

Depreciation expenses for the years ended December 31, 2023, 2024 and 2025 were RMB13,417, RMB11,442 and RMB13,784, respectively.

No impairment on property, equipment and software was recorded for the years ended December 31, 2023, 2024 and 2025.